Fair Value of Financial Assets and Liabilities - Additional Information (Detail)			1 Months Ended	12 Months Ended
	Oct. 30, 2020 USD ($) $ / shares shares	Feb. 20, 2019 $ / shares shares	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jan. 31, 2017 $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants exercisable to ordinary shares | shares							231,989
Exercise price of warrants per share | $ / shares				$ 2.30769			$ 1.38
Derivative liability				$ 25,155,000
Warrant liabilities						$ 100,000
Loss from change in fair value of derivative liability				$ 7,117,000	$ (2,782,000)	$ 684,000
Development Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants exercisable to ordinary shares | shares	46,153,846
Exercise price of warrants per share | $ / shares	$ 0.13
Development Agreement | Orphan Approval
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Initial Success Payments made upon approval	$ 2,000,000
Additional Success Payments	$ 158,000,000
Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of warrants per share | $ / shares	$ 0.13
Development funding received upon execution	$ 20,000,000
Percentage of exercise price of warrant based on implied price of ordinary share	115.00%
Percentage of ordinary shares issuable based on funding received	30.00%
Actual funding received from investors lower or greater than amount	$ 70,000,000
Percentage of each applicable success payment be due upon approval by FDA	66.00%
Percentage of each applicable success payment be due upon approval by EMA	34.00%
Dividend commitment percentage	30.00%
Term of agreement	3 years
Development Agreement | MVIL | Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Implied cost of borrowing percentage	18.70%			16.60%
Loss from change in fair value of derivative liability				$ 7,100,000
Development Agreement | MVIL | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Aggregate commitments of investors	$ 70,000,000
Additional aggregate commitments of investors	35,000,000
Development Agreement | MVIL | Tranche 3 Milestone Event
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Additional milestone payment to be received	$ 5,000,000
Development Agreement | MVIL | Subsequent Event | Tranche 2 Milestone Event
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Development funding received upon execution			$ 10,000,000
Convertible Promissory Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Conversion of convertible preferred share into ordinary shares, Shares | shares		175,210,373			175,210,373
Measurement Input, Risk Free Interest Rate | Development Agreement | Common Approval
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	27
Measurement Input, Expected Term | Development Agreement | Common Approval
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term	7 years
Initial Warrant | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants exercisable to ordinary shares | shares	46,153,846
Development funding received upon execution	$ 20,000,000
Remaining amount of warrant for equity classification				$ 1,900,000
Warrant liabilities	1,900,000
Initial Warrant | Development Agreement | MVIL | Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability	$ 18,100,000
Initial Warrant | Measurement Input, Price Volatility | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	80.76
Initial Warrant | Measurement Input, Risk Free Interest Rate | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.19
Initial Warrant | Measurement Input, Expected Term | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term	3 years
Initial Warrant | Measurement Input, Share Price | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield | $ / shares	0.11
Initial Warrant | Measurement Input, Discount Rate | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	10.5
Future Warrants | Measurement Input, Price Volatility | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	80.76			80.36
Future Warrants | Measurement Input, Risk Free Interest Rate | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.19			0.17
Future Warrants | Measurement Input, Expected Term | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term	3 years
Future Warrants | Measurement Input, Share Price | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.11			0.11
Future Warrants | Measurement Input, Discount Rate | Development Agreement | MVIL
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	10.5			9.6
IPO
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants exercisable to ordinary shares | shares		500,000			500,000
Exercise price of warrants per share | $ / shares		$ 1.00			$ 1.00
IPO | Warrant | Measurement Input, Price Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield					61.1
IPO | Warrant | Measurement Input, Risk Free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield					2.6
IPO | Warrant | Measurement Input, Expected Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term					8 years 4 months 9 days